Balance Sheet Components - Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 385	$ 188
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,200	1,170
Accumulated Amortization	573	188
Net Book Value	$ 627	$ 982